Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other payables
Schedule of trade and other payables

	At December 31,
	2017	2016
	$m	$m
Trade payables	1,469	1,112
Other payables and accruals	436	441
Amounts owed to parent company	—	3
Other tax and social security payable	49	34
Payables and accruals for exceptional items	34	32
	1,988	1,622